UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  AUGUST 31, 2005
                           ---------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                             VILLERE BALANCED FUND
                        ANNUAL REPORT AUGUST 31, 2005
                                 (VILLERE LOGO)

                                 On the cover:
 Oak Alley Plantation, on the Great River Road in Vacherie, Louisiana, is known for its impressive quarter-mile canopy of giant live-oak trees believed to be nearly 300 years old.

The Oaks have weathered storms and flourished in good times because their roots are deep. Similarly, Villere & Co., established almost 100 years ago, has firm New Orleans roots. Our stability and our rational approach, especially important in uncertain times, are reflected in the performance of the Villere Balanced
                                     Fund.

                             VILLERE BALANCED FUND
September 26, 2005

To Our Fellow Shareholders:

At the close of our annual period ending August 31, 2005, the Villere Balanced Fund achieved a one-year return of 21.90%, compared to the S&P 500 return of 12.56% and the Lipper Balanced Index which returned 11.25%. Our five year return was 6.49% annualized vs. the S&P 500 that fell 2.79% annualized, and the Lipper Balanced Index that appreciated 2.37% annualized.

Our cumulative return since inception (9/30/99) is 84.54% (10.90% annualized). In the same period the S&P 500 rose by 4.26% (0.71% annualized). The Villere Balanced Fund also outperformed the Lipper Balanced Index, which returned 27.60% (4.21% annualized).

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com.

The mutual fund rating agency, Lipper, ranks our performance #2 out of 612 balanced funds (1st percentile) for the one-year period ending August 31, 2005 and #18 out of 361 balanced funds (5th percentile) for the five-year period ending the same date. Since the fund's founding on 9/30/99, Lipper ranks it #4 of 337 balanced funds (2nd percentile). Ranking information is based upon fund total returns. At the close of our annual period, the asset allocation was 62% stocks, 27% bonds, and 11% cash. Our fixed income investments helped minimize volatility in the Fund, while our timely investment in Delta Petroleum and 3-D

Systems fueled the Fund's performance for the year ended August 31, 2005.
Six months ago our assets were $39 million. As of this writing, they have increased to $48 million. It is important for our existing shareholders to know that our increasing assets demonstrate strength and indicate the current health of the Fund. The growing asset base also is beginning to bring about some economies of scale. For example, our expense ratio is capped at 1.50%, but as assets have continued to flow into our fund, it has been averaging around 1.30%.

THE IMPORTANCE OF A RATIONAL APPROACH

We have learned through almost a century of experience at our firm that anything can happen at any time. With an effective disaster recovery plan in place, the Villere Balanced Fund was able to make a seamless (albeit temporary) move to Houston the day after Hurricane Katrina made landfall near our home offices in New Orleans on August 29, two days before the end of our fiscal year. We are happy to report that our family and fund managers are safe.

The hurricane's storm surge breached the levees that protected us from Lake Pontchartrain, causing flooding in 80% of our historic city. On September 3, Homeland Security Secretary Michael Chertoff described Hurricane Katrina and its aftermath as "probably the worst catastrophe, or set of catastrophes" in the country's history.

As Hurricane Rita threatened Houston a mere four weeks later, however, we examined the available information carefully - and decided to stay put. Therein lies a metaphor for investing success. In periods of uncertainty, be it a hurricane or investing in unpredictable markets, it is important to retain a rational approach.

Prudence dictates action in some cases and a "wait and see" approach in others. This rational, careful management style has helped create our track record, as well as a capable, smooth, temporary relocation to Houston following Hurricane Katrina.

Sometimes our rational approach to investing says "Don't move." Here are two examples. When Enron dropped 50%, it appeared to be a value. However, it was best to take no action, as the stock soon went to zero. Having bought 3-D Systems, we determined it was best to hold it after it had doubled, and even tripled. We believed (correctly, as it turned out) there was more appreciation ahead. Also, by not selling, taxes can be deferred.

Sometimes our approach commands, "Go now!" We originally purchased Delta Petroleum in March, 2004, and in March of 2005 after Delta improved over 80% we began to sell. The potential of the oil producing acreage owned was excellent, but management experienced tremendous growing pains, and did not have the technology in place to comprehend their rapidly expanding production. The stock dropped precipitously from $16 per share in May, 2005, and we bought back our full position at $9.44 once management had their internal issues resolved. The day after the hurricane struck, three months later, we began selling a portion of Delta Petroleum above $18 to lock in some profit after the whole group moved higher with the increasing price of oil.

OUR INVESTMENT PHILOSOPHY

We use our depth of experience to evaluate all of our companies carefully against a risk vs. reward scenario. We look for undiscovered value, and we buy when expectations are low. We find that, in order to purchase stocks at reasonable prices, we must own them when many large Wall Street firms have not yet followed or bought them. When a storm of enthusiasm hits, and the company is recommended by multiple Wall Street research houses, the inefficiencies we originally found can be wrung out, and the company can become fairly priced or over valued. The market may soften for a host of reasons, and the stock prices fall. But before that event, it is the Villere Balanced Fund's goal to sell the trendy stock, moving on to safer harbors and new undiscovered values.

We have enjoyed success with both Petroleum Helicopters (up 20% year to date), and EPIQ Systems (up 44% year to date). Petroleum Helicopters (PHI) provides transportation, with their fleet of 230 total aircraft, to both the offshore oil and gas business in the Gulf of Mexico and to the air medical segment primarily servicing large hospitals. According to management, flight hours have been particularly strong recently as customers increased exploration and production in the Gulf. This situation was exacerbated as oil field workers evacuated rigs in the Gulf due to Hurricanes Katrina and Rita. Despite its dominant position in the Gulf, PHI continues to diversify their customer base. Although 72% of flight hours were logged servicing the Gulf market in the first six months of this year, management has indicated that the Air Medical segment, (now about 17% of flight hours), will eventually eclipse Gulf of Mexico hours. We feel that PHI has been overlooked by many investors as too illiquid, but we are always willing to accept illiquidity with the expectation that value should eventually be recognized by the marketplace.

EPIQ Systems provides technology solutions to trustees and attorneys handling their clients' bankruptcy procedures. Although the investing public has not heard of EPIQ, their clients are often household names who seek the safety of bankruptcy. They have won the right to service 6 of the top 10 bankruptcies in the past 25 years, including WorldCom, Enron and Adelphia; most recently winning both Delta Airlines and Northwest Airlines. The future looks bright for EPIQ as we believe the consumer will be hurt by rising oil prices as well as higher interest rates. Additionally, consumer debt, which is frequently a predictor of new filings, is at currently at record levels.

We stand by our Fund's objectives in seeking long-term capital growth. We believe that, in this turbulent market, a balanced fund is the investment vehicle of choice, because it combines the relative stability of fixed income with the opportunity for growth in equities.

As we have from the Fund's inception, we conduct extensive research on each company and invest in those that we feel have excellent management and strong earning power who's potential is yet to be recognized by the investing public. We are confident that our prudent, rational approach will continue to yield success.

Thank you for your investment in the Villere Balanced Fund.

/s/St. Denis J. Villere        /s/George G. Villere
St. Denis J. Villere           George G. Villere

/s/George V. Young             /s/St. Denis J. Villere III
George V. Young                St. Denis J. Villere III

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young and St. Denis J. Villere III, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar invest objectives. Rankings for the periods shown include dividends and distributions reinvested and do not reflect sales charges.

The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper Category. The indices are unmanaged and returns include reinvested dividends. The S&P 500 is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The stock index does not incur expenses. Indices are not available for investment.

While the Fund is no-load, management and other expenses still apply. Please refer to the Prospectus for further details.

Please refer to the Schedule of Investments in the report for more complete information regarding fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

SECTOR ALLOCATION at August 31, 2005 (Unaudited)

       SECTOR ALLOCATION                          % OF NET ASSETS

       Basic Materials                                 14.3%
       Consumer Goods                                  10.6%
       Financial                                       13.3%
       Healthcare                                      13.2%
       Industrial Goods                                 1.8%
       Services                                        14.9%
       Technology                                      16.4%
       Utilities                                        3.1%
       United States Treasury Note                      2.0%
       Money Market Fund                               10.3%
       Other Assets in Excess of Liabilities            0.1%
                                                      ------
       Net Assets                                     100.0%

EXPENSE EXAMPLE - For the Six Months Ended August 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/05 - 8/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning        Ending           Expenses Paid
                             Account         Account        During the Period
                          Value 3/1/05    Value 8/31/05   3/1/05 - 8/31/05*<F1>
                          ------------    -------------   ---------------------
Actual                       $1,000          $1,063                $7.80
Hypothetical (5% annual
  return before expenses)    $1,000          $1,018                $7.63

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

                             VILLERE BALANCED FUND

   Hypothetical Value of $10,000 vs S&P 500 Index, and a Blended 65% S&P 500
                   Composite Index/35% Lehman Corp Bond Index

                  Villere Balanced      S&P 500     Blended 65% S&P 500/35%
        Date            Fund             Index      Lehman Corp Bond Index
        ----            ----             -----      ----------------------
        9/30/99        $10,000          $10,000           $10,000
      8/31/2000        $13,470          $11,961           $11,459
      8/31/2001        $13,133          $ 9,044           $10,055
      8/31/2002        $11,288          $ 7,416           $ 9,262
      8/31/2003        $13,459          $ 8,312           $10,206
      8/31/2004        $15,139          $ 9,264           $11,131
      8/31/2005        $18,454          $10,428           $12,051

                          Average Annual Total Return
                          Period Ended August 31, 2005

                1 Year                                  21.90%
                5 Year                                   6.49%
                Since Inception (9/30/99)               10.90%

As of 8/31/05 the S&P 500 Index returned 12.56%, (2.71)% and 0.71% for the one-year, five-year and since inception (9/30/99) periods, respectively.

As of 8/31/05 the Blended 65% S&P 500 Composite Index/35% Lehman Corp Bond Index returned 8.26%, 1.01% and 3.20% for the one-year, five-year and since inception (9/30/99) periods, respectively.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com.

Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Assumes reinvestment of dividends and capital gains.

The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 Index is unmanaged and returns include reinvested dividends. The Lehman Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible, investment-grade, domestic corporate debt. One cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at August 31, 2005

      SHARES                                                      VALUE
      ------                                                      -----
COMMON STOCKS: 62.9%
AUTO COMPONENTS: 3.4%
      70,400   Noble International Ltd.                         $ 1,646,656
                                                                -----------
BIOTECHNOLOGY: 3.6%
     172,000   Luminex Corp.*<F2>                                 1,747,520
                                                                -----------
CHEMICALS: 6.3%
      82,000   American Vanguard Corp.                            1,640,000
      43,700   Cabot Corp.                                        1,442,100
                                                                -----------
                                                                  3,082,100
                                                                -----------
COMMERCIAL BANKS: 2.8%
      61,000   First State Bancorp.                               1,377,990
                                                                -----------
COMPUTERS: 3.5%
      75,800   3D Systems Corp.*<F2>                              1,705,500
                                                                -----------
ELECTRIC UTILITIES: 3.1%
      63,000   Westar Energy, Inc.                                1,513,260
                                                                -----------
ENERGY EQUIPMENT & SERVICES: 3.6%
     200,000   Input/Output, Inc.*<F2>                            1,728,000
                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES: 7.1%
      43,400   Advanced Medical Optics, Inc.*<F2>                 1,708,224
      59,000   Laserscope*<F2>                                    1,725,750
                                                                -----------
                                                                  3,433,974
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES: 2.5%
      28,000   LabOne, Inc.*<F2>                                  1,210,440
                                                                -----------
HOTELS, RESTAURANTS & LEISURE: 1.5%
      38,000   Marcus Corp.                                         732,640
                                                                -----------
HOUSEHOLD DURABLES: 3.7%
      75,000   Leggett & Platt, Inc.                              1,815,750
                                                                -----------
OIL & GAS: 5.8%
     150,100   Delta Petroleum Corp.*<F2>                         2,835,389
                                                                -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 3.3%
      33,000   International Rectifier Corp.*<F2>                 1,587,300
                                                                -----------
SOFTWARE: 2.2%
      57,300   EPIQ Systems, Inc.*<F2>                            1,052,028
                                                                -----------
SPECIALTY RETAIL: 6.3%
      72,000   Cabela's, Inc. - Class A*<F2>                      1,467,360
      58,000   O'Reilly Automotive, Inc.*<F2>                     1,599,060
                                                                -----------
                                                                  3,066,420
                                                                -----------
TRANSPORTATION: 4.2%
      67,000   Petroleum Helicopters, Inc.*<F2>                   2,030,100
                                                                -----------
TOTAL COMMON STOCKS
  (cost $23,895,948)                                             30,565,067
                                                                -----------
    PRINCIPAL
      AMOUNT                                                       VALUE
      ------                                                       -----
CORPORATE BONDS: 24.7%
AEROSPACE & DEFENSE: 0.9%
  $  300,000   General Dynamics Corp.,
                 5.375%, 08/15/2015                                 320,970
      75,000   McDonnell Douglas Corp.,
                 6.875%, 11/01/2006                                  77,090
                                                                -----------
                                                                    398,060
                                                                -----------
AUTO MANUFACTURERS: 0.4%
     200,000   General Motors Corp.,
                 7.200%, 01/15/2011                                 185,000
                                                                -----------
BANKS: 3.2%
     200,000   Bank of America Corp.,
                 5.950%, 02/15/2006                                 200,805
   1,000,000   BB&T Corp., 4.900%,
                 06/30/2017                                       1,008,286
     325,000   Colonial Bank, 8.000%,
                 03/15/2009                                         354,462
                                                                -----------
                                                                  1,563,553
                                                                -----------
CHEMICALS: 2.1%
   1,000,000   Du Pont E.I. De Nemours & Co.,
                 4.750%, 11/15/2012                               1,028,015
                                                                -----------
COMPUTERS: 0.5%
     250,000   International Business Machines Corp.,
                 4.750%, 11/29/2012                                 255,865
                                                                -----------
COSMETICS/PERSONAL CARE: 0.9%
     450,000   Procter & Gamble Co.,
                 3.500%, 12/15/2008                                 441,009
                                                                -----------
DIVERSIFIED FINANCIAL SERVICES: 9.0%
     500,000   Caterpillar Financial Services Corp.,
                 2.625%, 01/30/2007                                 489,278
   1,000,000   CIT Group, Inc., 5.000%,
                 02/01/2015                                       1,008,661
     750,000   Countrywide Home Loans, Inc.,
                 4.000%, 03/22/2011                                 726,146
      75,000   Ford Motor Credit Co.,
                 5.800%, 01/12/2009                                  71,826
     200,000   Goldman Sachs Group, Inc.,
                 6.875%, 01/15/2011                                 220,952
   1,000,000   International Lease Finance Corp.,
                 5.875%, 05/01/2013                               1,059,025
     500,000   JPMorgan Chase & Co.,
                 4.875%, 03/15/2014                                 503,809
     250,000   Merrill Lynch & Co., Inc.,
                 6.875%, 11/15/2018                                 295,135
                                                                -----------
                                                                  4,374,832
                                                                -----------
FOOD: 2.0%
     400,000   Kraft Foods, Inc.,
                 5.250%, 10/01/2013                                 415,572
     500,000   McCormick & Co., Inc.,
                 3.350%, 04/15/2009                                 484,472
      75,000   Sara Lee Corp.,
                 6.000%, 01/15/2008                                  77,524
                                                                -----------
                                                                    977,568
                                                                -----------
INSURANCE: 1.6%
     750,000   Prudential Financial, Inc.,
                 5.000%, 01/15/2013                                 765,508
                                                                -----------
SOFTWARE: 2.1%
   1,000,000   First Data Corp.,
                 4.850%, 10/01/2014                               1,011,424
                                                                -----------
TELECOMMUNICATIONS: 1.3%
     415,000   AT&T Corp.,
                 6.000%, 03/15/2009                                 433,533
     200,000   GTE Corp.,
                 6.360%, 04/15/2006                                 202,679
                                                                -----------
                                                                    636,212
                                                                -----------
TRANSPORTATION: 0.7%
     125,000   CSX Transportation, Inc.,
                 7.770%, 04/01/2010                                 141,432
     200,000   International Shipholding Corp.,
                 7.750%, 10/15/2007+<F3>                            207,200
                                                                -----------
                                                                    348,632
                                                                -----------
TOTAL CORPORATE BONDS
  (cost $11,779,264)                                             11,985,678
                                                                -----------
UNITED STATES GOVERNMENT OBLIGATION: 2.0%
   1,000,000   United States Treasury Note,
                 2.750%, 07/31/2006
                 (cost $991,318)                                    991,016
                                                                -----------

     SHARES                                                        VALUE
     ------                                                        -----
SHORT TERM INVESTMENT: 10.3%
   5,029,900   Federated Cash Trust Money Market
                 (cost $5,029,900)                                5,029,900
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES: 99.9%
  (cost $41,696,430)                                             48,571,661
Other Assets in Excess of Liabilities: 0.1%                          28,083
                                                                -----------
TOTAL NET ASSETS: 100.0%                                        $48,599,744
                                                                -----------
                                                                -----------

*<F2>     Non-Income Producing.
+<F3> Security valued at its fair value under the supervision of the Board of Trustees. (See Note 6)

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2005

  ASSETS
  Investments in securities, at value (cost $41,696,430)        $48,571,661
  Receivables:
     Fund shares sold                                                 5,000
     Dividends and interest                                         193,897
  Prepaid expenses                                                    3,863
                                                                -----------
       Total assets                                              48,774,421
                                                                -----------
  LIABILITIES
  Payables:
     Advisory fees                                                   30,065
     Administration fees                                              8,017
     Custodian fees                                                   2,827
     Fund accounting fees                                             6,876
     Transfer agent fees                                              5,893
     Chief compliance officer fees                                    1,250
  Prior year advisory fees waived
    subject to recoupment (See Note 3)                               93,262
  Accrued expenses                                                   26,487
                                                                -----------
       Total liabilities                                            174,677
                                                                -----------
  NET ASSETS                                                    $48,599,744
                                                                -----------
                                                                -----------

  COMPONENTS OF NET ASSETS
  Paid-in capital                                               $40,428,118
  Undistributed net investment income                                81,098
  Accumulated net realized gain on investments                    1,215,297
  Net unrealized appreciation on investments                      6,875,231
                                                                -----------
       Net assets                                               $48,599,744
                                                                -----------
                                                                -----------

  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
    PER SHARE ($48,599,744/ 2,983,376 shares outstanding;
    unlimited number of shares authorized without par value)         $16.29
                                                                     ------
                                                                     ------
See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS - For the Year Ended August 31, 2005

INVESTMENT INCOME
  Income
     Interest income                                             $  540,336
     Dividend income                                                136,078
                                                                 ----------
       Total income                                                 676,414
                                                                 ----------
  Expenses
     Advisory fees                                                  279,717
     Administration fees                                             74,590
     Fund accounting fees                                            27,981
     Transfer agent fees                                             22,635
     Audit fees                                                      16,570
     Reports to shareholders                                         14,478
     Registration fees                                                9,836
     Custody fees                                                     6,643
     Legal fees                                                       6,059
     Trustee fees                                                     5,658
     Chief compliance officer fees                                    4,583
     Miscellaneous                                                    3,428
     Insurance expense                                                1,657
                                                                 ----------
       Total expenses                                               473,835
       Plus: prior year fees waived subject
         to recoupment (See Note 3)                                  85,598
                                                                 ----------
       Net expenses                                                 559,433
                                                                 ----------
         NET INVESTMENT INCOME                                      116,981
                                                                 ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                1,503,014
  Change in net unrealized appreciation on investments            5,301,404
                                                                 ----------
     Net realized and unrealized gain on investments              6,804,418
                                                                 ----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                               $6,921,399
                                                                 ----------
                                                                 ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                  Year Ended                 Year Ended
                                                                                August 31, 2005           August 31, 2004
                                                                                ---------------           ---------------
  INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS
  Net investment income                                                             $   116,981              $    45,126
  Net realized gain on investments                                                    1,503,014                1,080,134
  Change in net unrealized appreciation on investments                                5,301,404                  183,567
                                                                                    -----------              -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            6,921,399                1,308,827
                                                                                    -----------              -----------

  DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                            (67,383)                 (34,572)
  From net realized gain                                                               (474,103)                      --
                                                                                    -----------              -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                              (541,486)                 (34,572)
                                                                                    -----------              -----------

  CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F4>                                         16,541,052               12,769,688
                                                                                    -----------              -----------
      TOTAL INCREASE IN NET ASSETS                                                   22,920,965               14,043,943
                                                                                    -----------              -----------
  NET ASSETS
  Beginning of year                                                                  25,678,779               11,634,836
                                                                                    -----------              -----------
  END OF YEAR (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $81,098 AND $31,500)                                                  $48,599,744              $25,678,779
                                                                                    -----------              -----------
                                                                                    -----------              -----------

(a)<F4>   Summary of capital share transactions is as follows:

                                                      Year Ended                               Year Ended
                                                   August 31, 2005                          August 31, 2004
                                               ------------------------                 ------------------------
                                               Shares             Value                 Shares            Value
                                               ------             -----                 ------            -----
Shares sold                                   1,281,596         $19,404,515             970,495         $13,339,838
Shares issued in reinvestment
  of distributions                               35,164             534,846               2,491              33,701
Shares redeemed                                (224,146)         (3,398,309)            (43,398)           (603,851)
                                              ---------         -----------             -------         -----------
Net increase                                  1,092,614         $16,541,052             929,588         $12,769,688
                                              ---------         -----------             -------         -----------
                                              ---------         -----------             -------         -----------


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                               Year Ended August 31,
                                                          2005           2004           2003           2002           2001
                                                          ----           ----           ----           ----           ----
  Net asset value, beginning of year                     $13.58         $12.10         $10.22         $11.99         $12.94
                                                         ------         ------         ------         ------         ------

  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                  0.04           0.03           0.04           0.08           0.13
    Net realized and unrealized
      gain (loss) on investments                           2.92           1.48           1.91          (1.75)         (0.48)
                                                         ------         ------         ------         ------         ------
  Total from investment operations                         2.96           1.51           1.95          (1.67)         (0.35)
                                                         ------         ------         ------         ------         ------

  LESS DISTRIBUTIONS:
    From net investment income                            (0.03)         (0.03)         (0.07)         (0.10)         (0.15)
    From net realized gain                                (0.22)            --             --             --          (0.45)
                                                         ------         ------         ------         ------         ------
  Total distributions                                     (0.25)         (0.03)         (0.07)         (0.10)         (0.60)
                                                         ------         ------         ------         ------         ------
  Net asset value, end of year                           $16.29         $13.58         $12.10         $10.22         $11.99
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------

  Total return                                            21.90%         12.49%         19.23%        (14.05)%        (2.50)%

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end
    of year (millions)                                   $48.6          $25.7          $11.6           $7.8           $7.5

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before fees waived and expenses absorbed               1.27%          1.45%          1.92%          2.30%          2.78%
    After fees waived and expenses absorbed                1.50%          1.50%          1.50%          1.50%          1.50%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
    Before fees waived and expenses absorbed               0.54%          0.30%          0.02%         (0.07)%        (0.03)%
    After fees waived and expenses absorbed                0.31%          0.25%          0.44%          0.73%          1.25%

  Portfolio turnover rate                                 29.79%         20.38%         38.50%         19.84%         32.45%


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

  The Villere Balanced Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on September 30, 1999. The investment objective of the Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Securities Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost does not represent fair value.

          Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

          Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

          All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

     B. Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Securities Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Purchased discounts and premiums on securities held are accreted or amortized to interest income over the life of each security using a method which approximates the effective interest method. Interest income is recorded on an accrual basis.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended August 31, 2005.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  St. Denis J. Villere & Company, LLC (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). The Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended August 31, 2005, the Fund incurred $279,717 in advisory fees.

  The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the year ended August 31, 2005, $85,598 in fees waived by the Adviser in 2002 and 2003 was recouped.

  At August 31, 2005, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped was $15,105. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

                                August 31, 2006
                                ---------------
     Villere Balanced Fund          $15,105

  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

          Under $15 million               $30,000
          $15 to $50 million              0.20% of average daily net assets
          $50 to $100 million             0.15% of average daily net assets
          $100 to $150 million            0.10% of average daily net assets
          Over $150 million               0.05% of average daily net assets

  For the year ended August 31, 2005, the Fund incurred $74,590 in administration fees.

  Quasar Distributors, LLC (the "Distributor") serves as principal underwriter for shares of the Villere Balanced Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. U.S. Bank, N.A. (the "Custodian") serves as the Fund's custodian. Both the Distributor and Custodian are affiliates of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

  For the year ended August 31, 2005, the Villere Balanced Fund was allocated $4,583 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from the sales of securities excluding short-term investments and U.S. Government obligations for the year ended August 31, 2005, were $21,999,783 and $10,237,299, respectively.

  The cost of purchases and proceeds from sales of U.S. Government obligations for the year ended August 31, 2005 were $990,156 and $0, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 15, 2004, a distribution of $0.2459 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004.

  The tax character of distributions paid during the years ended August, 31 2005 and 2004 was as follows:

                                   August 31,      August 31,
                                      2005            2004
                                      ----            ----
     Distributions paid from:
          Ordinary income            $ 67,383        $34,572
          Long-term capital gain     $474,103        $    --

  As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

          Cost of investments                    $41,696,430
                                                 -----------
          Gross tax unrealized appreciation        7,281,818
          Gross tax unrealized depreciation         (406,587)
                                                 -----------
          Net tax unrealized appreciation          6,875,231
                                                 -----------
          Undistributed ordinary income               81,098
          Undistributed long-term capital gain     1,215,297
                                                 -----------
          Total distributable earnings             1,296,395
                                                 -----------
          Other accumulated gains/(losses)                --
                                                 -----------
          Total accumulated earnings/(losses)    $ 8,171,626
                                                 -----------
                                                 -----------

NOTE 6 - FAIR VALUATION OF INVESTMENT

  On August 31, 2005, the investment in $200,000 par value of International Shipholding Corp., 7.750%, 10/15/2007 was not being priced by the pricing service. The investment was valued at its fair value as determined in good faith by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

FEDERAL TAX INFORMATION (Unaudited)

The Villere Balanced Fund designates 100.0% of the dividends declared from net investment income during the year ended August 31, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended August 31, 2005, 100.0% of the ordinary distributions paid by the Villere Balanced Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Villere Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 209-1129 and on the Fund's website at www.villere.com. Furthermore, you can obtain the description on the
           ---------------
SEC's website at www.sec.gov.
                 -----------

Information regarding how the Villere Balanced Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Villere Balanced Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling toll-free at
(866) 209-1129. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
  -----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Villere Balanced Fund and
The Board of Trustees of
Professionally Management Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Villere Balanced Fund, a series of Professionally Managed Portfolios, as of August 31, 2005 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Villere Balanced Fund as of August 31, 2005 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                              TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 3, 2005

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                        Number of
                                                                                        Portfolios
                                        Term of Office                                  in Fund
Name,                      Position     and Length          Principal                   Complex***<F7>        Other
Address                    with the     of Time             Occupation During           Overseen              Directorships
and Age                    Trust        Served              Past Five Years             by Trustees           Held
-------                    -----        ------              ---------------             ------------          ----
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F5>      Chairman     Indefinite          President, Talon            1                     None.
(born 1943)                and          Term                Industries, Inc.
2020 E. Financial Way      Trustee      since               (administrative,
Suite 100                               May 1991.           management and
Glendora, CA 91741                                          business consulting);
                                                            formerly Chief
                                                            Operating Officer,
                                                            Integrated Asset
                                                            Management
                                                            (investment advisor
                                                            and manager) and
                                                            formerly President,
                                                            Value Line, Inc.
                                                            (investment advisory
                                                            and financial
                                                            publishing firm).

Wallace L. Cook*<F5>       Trustee      Indefinite          Financial Consultant,       1                     None.
(born 1939)                             Term                Formerly Senior Vice
2020 E. Financial Way                   since               President, Rockefeller
Suite 100                               May 1991.           Trust Co.; Financial
Glendora, CA 91741                                          Counselor, Rockefeller
                                                            & Co.

Carl A. Froebel*<F5>       Trustee      Indefinite          Owner, Golf                 1                     None.
(born 1938)                             Term                Adventures, LLC,
2020 E. Financial Way                   since               (Vacation Services).
Suite 100                               May 1991.           Formerly Managing
Glendora, CA 91741                                          Director, Premier
                                                            Solutions, Ltd.
                                                            Formerly President
                                                            and Founder,
                                                            National Investor
                                                            Data Services, Inc.
                                                            (investment related
                                                            computer software).
Rowley W.P. Redington*<F5> Trustee      Indefinite          President; Intertech        1                     None.
(born 1944)                             Term                Computer Services
2020 E. Financial Way                   since               Corp. (computer
Suite 100                               May 1991.           services and
Glendora, CA 91741                                          consulting).

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F6>   Trustee      Indefinite          Consultant since            1                     Trustee,
(born 1950)                             Term                July 2001; formerly,                              Managers
2020 E. Financial Way                   since               Executive Vice                                    Funds;
Suite 100                               May 1991.           President, Investment                             Trustee,
Glendora, CA 91741                                          Company                                           Managers
                                                            Administration, LLC                               AMG Funds.
                                                            ("ICA") (mutual
                                                            fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky           President    Indefinite          Vice President, U.S.        1                     Not
(born 1947)                             Term since          Bancorp Fund Services,                            Applicable.
2020 E. Financial Way                   Aug. 2002.          LLC since July 2001;
Suite 100                  Chief        Indefinite          formerly, Senior Vice
Glendora, CA 91741         Compliance   Term since          President, ICA (May
                           Officer      Sept. 2004.         1997-July 2001).

Eric W. Falkeis            Treasurer    Indefinite          Vice President, U.S.        1                     Not
(born 1973)                             Term                Bancorp Fund Services,                            Applicable.
615 East Michigan St.                   since               LLC since 1997;
Milwaukee, WI 53202                     August              Chief Financial Officer,
                                        2002.               Quasar Distributors,
                                                            LLC since 2000.

Chad E. Fickett            Secretary    Indefinite          Vice President,             1                     Not
(born 1973)                             Term since          U.S. Bancorp Fund                                 Applicable.
615 East Michigan St.                   March                Services, LLC since
Milwaukee, WI 53202                     2002.                July 2000.


*<F5> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.

**<F6> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.

***<F7> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

  At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that the Fund's year-to-date, one-year and three-year performance were above the median of its peer group. The Board also noted that although the Fund's five-year performance was below the median of its peer group, it was ranked in the first quartile for one- and three-years, and was near the median for five-years on an absolute basis (46 basis points below the median). The Trustees concluded that the advisor's performance was satisfactory under current market conditions.

     The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics. The Board concluded that it was satisfied with the Fund's overall performance record.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board noted that the advisor had agreed to maintain an annual expense ratio of 1.50%. The Trustees noted that, while the Fund's total expense ratio was above its peer group median, the expense structure was in line with the fees charged by the advisor to its other investment management clients and were not excessive. In addition, the Trustees noted that a factor in the expense ratio was the recoupment by the advisor of amounts that the advisor had previously paid (either in the form of fee waivers or fund subsidies), and that - given the continuity in the shareholder base - such recoupment was fair and did not unfairly increase the Fund's total expenses.

     The Board also noted that the Fund's expenses appeared to be within the range of the Advisor's other accounts at certain asset levels, notwithstanding the fact that the services and investment strategies applicable to those accounts were substantially different. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report and considered that the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars". After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

  No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                                    Adviser
                       ST. DENIS J. VILLERE & COMPANY, LLC
                         210 Baronne Street, Suite 808
                              New Orleans, LA70112

                               TEMPORARY ADDRESS
                          2929 Allen Pkwy., Suite 1550
                               Houston, TX 77019
                                 (713) 512-2104

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (866) 209-1129

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA94105

                             Villere Balanced Fund
                                 Symbol - VILLX
                               CUSIP - 742935539

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                          FYE  8/31/2005       FYE  8/31/2004
                          --------------       --------------

Audit Fees                $14,500              $14,000
Audit-Related Fees        N/A                  N/A
Tax Fees                  $2,000               $2,000
All Other Fees            N/A                  N/A



The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


Non-Audit Related Fees             FYE  8/31/2005     FYE  8/31/2004
----------------------             --------------     --------------

Registrant                              N/A                N/A
Registrant's Investment Adviser         N/A                N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date  November 2, 2005
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                             ----------------------------------------------
                             Robert M. Slotky, President

     Date  November 2, 2005
           ----------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                             -----------------------------------------
                             Eric W. Falkeis, Treasurer

     Date  November 2, 2005
           --------------------

* Print the name and title of each signing officer under his or her signature.